SUBSEQUENT EVENTS (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS
Purchase of property		$ 13,678	$ 14,055
Acquisition of Site and Industrial facilities
SUBSEQUENT EVENTS
Purchase of property	$ 2,000